PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 1,513
Charges	319	$ 326	$ 311
Impairment	(30)	(1)	(5)
Property, plant and equipment at end of period	1,455	1,513
Reconciliation of changes in property, plant and equipment
Software transferred from assets in course of construction		3
Capital expenditures relating to property, plant and equipment contracted but not yet provided	20	52
Disclosure of quantitative information about leases for lessee [abstract]
Depreciation charge in the year	$ 56	56	51
Minimum
Reconciliation of changes in property, plant and equipment
Useful Life	3 years
Maximum
Reconciliation of changes in property, plant and equipment
Useful Life	20 years
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 3,967
Exchange adjustment	(129)	(79)
Acquisitions - Property, plant and equipment	2	22
Additions	340	405
Disposals	(153)	(124)
Impairment	(3)	(6)
Transfers		(3)
Property, plant and equipment at end of period	4,024	3,967
Cost | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		3,752
Property, plant and equipment at end of period			3,752
Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,454)	(2,303)
Exchange adjustment	89	60
Charges	319	326
Disposals	142	110
Impairment	27	(5)
Property, plant and equipment at end of period	(2,569)	(2,454)	(2,303)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	23
Property, plant and equipment at end of period	22	23
Right-of-use assets	160
Disclosure of quantitative information about leases for lessee [abstract]
Additions	49
Depreciation charge in the year	44
Right of use assets	160
Land and buildings | Freehold
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	439
Property, plant and equipment at end of period	442	439
Land and buildings | Freehold | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	688
Exchange adjustment	(18)	(9)
Acquisitions - Property, plant and equipment		9
Additions	51	53
Disposals	(45)	(10)
Transfers	50	29
Property, plant and equipment at end of period	726	688
Land and buildings | Freehold | Cost | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		616
Property, plant and equipment at end of period			616
Land and buildings | Freehold | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(249)	(199)
Exchange adjustment	8	4
Charges	62	62
Disposals	37	10
Impairment	18
Transfers		2
Property, plant and equipment at end of period	$ (284)	(249)	(199)
Buildings | Minimum
Reconciliation of changes in property, plant and equipment
Useful Life	20 years
Buildings | Maximum
Reconciliation of changes in property, plant and equipment
Useful Life	50 years
Instruments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 402
Property, plant and equipment at end of period	344	402
Instruments | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,694
Exchange adjustment	(66)	(53)
Acquisitions - Property, plant and equipment	2	9
Additions	129	151
Disposals	(58)	(88)
Transfers	9	(1)
Property, plant and equipment at end of period	1,710	1,694
Instruments | Cost | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		1,676
Property, plant and equipment at end of period			1,676
Instruments | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,292)	(1,233)
Exchange adjustment	52	43
Charges	172	178
Disposals	58	75
Impairment	8
Transfers	4	(1)
Property, plant and equipment at end of period	(1,366)	(1,292)	(1,233)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	369
Property, plant and equipment at end of period	413	369
Right-of-use assets	27
Disclosure of quantitative information about leases for lessee [abstract]
Additions	10
Depreciation charge in the year	12
Right of use assets	27
Other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,282
Exchange adjustment	(39)	(16)
Acquisitions - Property, plant and equipment		2
Additions	24	40
Disposals	(49)	(28)
Impairment		(6)
Transfers	114	46
Property, plant and equipment at end of period	1,332	1,282
Other | Cost | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		1,244
Property, plant and equipment at end of period			1,244
Other | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(913)	(871)
Exchange adjustment	29	13
Charges	85	86
Disposals	47	25
Impairment	1	(5)
Transfers	(4)	(1)
Property, plant and equipment at end of period	(919)	(913)	(871)
Assets in course of construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	303
Property, plant and equipment at end of period	256	303
Assets in course of construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	303
Exchange adjustment	(6)	(1)
Acquisitions - Property, plant and equipment		2
Additions	136	161
Disposals	(1)	2
Impairment	(3)
Transfers	(173)	(77)
Property, plant and equipment at end of period	$ 256	303
Assets in course of construction | Cost | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		$ 216
Property, plant and equipment at end of period			$ 216